STOCKHOLDER'S EQUITY Additional Information (Details) - Scenario, Forecast - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	$ 1	$ 1
Other Comprehensive Income (Loss), Tax (less than $1 million)	$ 1	$ 1